CONSOLIDATED STATEMENT OF STOCKHOLDERS DEFICIT (USD $)	Common Stock [Member] Predecessor [Member]	Additional Paid in Capital [Member] Predecessor [Member]	Deficit Accumulated During Development Stage [Member] Predecessor [Member]	Total	Predecessor [Member]
Beginning Balance at Jun. 18, 2012
Net loss					$ (283,388)
Ending Balance at Mar. 31, 2013					(29,483)
Beginning Balance at Jun. 19, 2012
Issuance of common stock for acquisition of Alkaline 84, LLC March 31, 2013	100	253,805			253,905
Issuance of common stock for acquisition of Alkaline 84, LLC March 31, 2013 (Shares)	100,000
Net loss			(283,388)		(283,388)
Ending Balance at Mar. 31, 2013	$ 100	$ 253,805	$ (283,388)		$ (29,483)
Ending Balance (Shares) at Mar. 31, 2013	100,000